Long-Term Debt and Other Financial Liabilities, Hanchen Sale and Leaseback (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 06, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2018
Sale and Leaseback Transaction [Abstract]
Repayment of long-term debt		$ 73,038	$ 88,742	$ 89,698
Hanchen Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount					$ 26,500
Term of charter contract		8 years
Margin on variable rate		4.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		ship:LondonInterbankOfferedRateMember
Repayment of long-term debt	$ 11,221